Transactions and Balances with Related Parties - Schedule of Schedule of Transactions with SUNCORPORATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Revenues	$ 259,439	$ 220,825
SunCorporation [Member]
Related Party Transaction [Line Items]
Revenues	3,632	$ 2,888
Trade Receivables	$ 728		$ 20